Management of financial risk (Tables)	12 Months Ended
Dec. 31, 2019
Management of financial risk
Schedule of reasonably possible movements in key variables with all other variables held constant, showing the post tax impact on profit and equity

	At December 31,		At December 31,
	2018	2019	2018	2019
	Impact on post tax		Impact on other
	profit		components of equity
	RMB’000	RMB’000	RMB’000	RMB’000
USD+5%	20,636	21,776	240,809	326,722
USD−5%	(20,636)	(21,776)	(240,809)	(326,722)

Schedule of impairment loss allowance

	As at December 31, 2018
	Related	Up to	1 year to	2 year to	Above 3
	parties	1 year	2 year	3 year	years	Total
Expected loss rate	—	2.32%	9.71%	25.00%	86.36%	3.55%
Gross carrying amount of trade receivables	145,468	124,191	1,499	193	2,815	274,166
Gross carrying amount of contract assets of implementation service	—	82,791	6,749	643	5,665	95,848
Loss allowance
—Trade receivables	—	647	126	48	2,815	3,636
—contract assets of implementation service*	—	4,148	675	161	4,508	9,492
	—	4,795	801	209	7,323	13,128

	As at December 31, 2019
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	—	4.93%	13.80%	26.37%	96.75%	5.04%
Gross carrying amount of trade receivables	283,186	441,632	6,845	1,808	4,533	738,004
Gross carrying amount of contract assets of implementation service	12,758	113,386	37,014	3,001	7,133	173,292
Loss allowance
—Trade receivables	—	21,028	1,823	518	4,512	27,881
—contract assets of implementation service*	—	6,307	4,231	750	6,775	18,063
	—	27,335	6,054	1,268	11,287	45,944

Credit risk exposure of other receivables is mainly from financial guarantee fee receivables

	As at December 31,
	2018	2019
Financial guarantee fee receivables	RMB’000	RMB’000
Gross carrying amount
Stage 1	148,933	51,073
Stage 2	8,033	4,223
	156,966	55,296
Loss allowance
Stage 1	15,273	3,976
Stage 2	5,509	3,359
	20,782	7,335

Schedule of analysis of the maximum credit risk exposure from financial guarantee contracts

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Stage 1	1,273,104	427,346
Stage 2	75,446	39,895
	1,348,550	467,241

Schedule of undiscounted contractual cash flows

	As at December 31, 2018
	Within	1 to 5
	1 year	years	Total
	RMB’000	RMB’000	RMB’000
Short‑term borrowings	3,437,432	—	3,437,432
Trade and other payables	853,889	420,542	1,274,431
— Including: lease liabilities	86,066	144,183	230,249
Non‑derivative financial liabilities:	4,291,321	420,542	4,711,863

Gross settled (foreign currency swaps)
— (inflow)	(480,812)	—	(480,812)
— outflow	483,250	—	483,250
Derivative financial liabilities	2,438	—	2,438

Total	4,293,759	420,542	4,714,301

Financial guarantees
Maximum guarantee exposure*	1,348,550	—	1,348,550

	As at December 31, 2019
	Within	1 to 5
	1 year	years	Total
	RMB’000	RMB’000	RMB’000
Short‑term borrowings	3,269,337	—	3,269,337
Trade and other payables	671,461	435,618	1,107,079
— Including: lease liabilities	111,012	102,545	213,557
Non‑derivative financial liabilities:	3,940,798	435,618	4,376,416

Gross settled (foreign currency swaps)
— (inflow)	(2,038,696)	—	(2,038,696)
—outflow	2,041,378	—	2,041,378
Derivative financial liabilities	2,682	—	2,682

Total	3,943,480	435,618	4,379,098

Financial guarantees
Maximum guarantee exposure*	467,241	—	467,241

*     The maximum guarantee exposure represents the total amount of liability should all borrowers under financial guarantee contracts default. Since a significant portion of guarantee is expected to expire without being called upon, the maximum liabilities do not represent expected future cash outflows.

Schedule of fair value measurement hierarchy of the Group?s financial assets and liabilities

	As at December 31, 2018
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss	—	2,540,925	—	2,540,925
Financial assets at fair value through other comprehensive income (Note 16)	—	—	5,000	5,000

Financial liabilities
Derivative financial liabilities	—	2,438	—	2,438

	As at December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss	—	1,689,529	1,438	1,690,967
Financial assets at fair value through other comprehensive income (Note 16)	388,448	—	5,000	393,448

Financial liabilities
Derivative financial liabilities	—	2,682	—	2,682

Schedule of movements of Level 3 financial instruments measured at fair value

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	5,000	5,000
Additions (Note 16)	5,000	—	—
End of the year	5,000	5,000	5,000

Contract assets of implementation service
Management of financial risk
Schedule of movements in the impairment loss allowance

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	—	(9,492)
Additions of impairment loss	—	—	(7,592)
Reversal of impairment loss	—	538	—
Addition from acquisition of subsidiary	—	(10,030)	(979)
End of the year	—	(9,492)	(18,063)

Contract assets of transaction based and support service
Management of financial risk
Schedule of impairment loss allowance

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Gross carrying amount
Stage 1	111,934	98,364
Stage 2	451	499
	112,385	98,863
Loss allowance *
Stage 1	1,653	1,421
Stage 2	307	397
	1,960	1,818

Schedule of movements in the impairment loss allowance

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	—	(1,960)
Additions of impairment loss	—	(2,826)	(6,741)
Addition from acquisition of subsidiary	—	(476)	(570)
Reversal of impairment loss	—	—	151
Write‑off	—	1,342	7,302
End of the year	—	(1,960)	(1,818)